SUBSEQUENT EVENTS (Details) - CAD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 12, 2026	Feb. 02, 2026	Jan. 02, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 17, 2024
Subsequent Event [Line Items]
Common share dividends				$ 788	$ 743
Dividends per common share declared (in dollars per share)				$ 1.31	$ 1.24
Hydro One Inc. | Chatham Lakeshore Limited Partnership
Subsequent Event [Line Items]
Business combination assets transferred				$ 16
Ownership percentage						80.00%
Subsequent Event
Subsequent Event [Line Items]
Common share dividends	$ 200
Dividends per common share declared (in dollars per share)	$ 0.3331
Subsequent Event | Hydro One Inc. | Chatham Lakeshore Limited Partnership
Subsequent Event [Line Items]
Ownership percentage		50.00%	70.00%
Subsequent Event | Chatham Lakeshore Limited Partnership | Walepole Island First Nation
Subsequent Event [Line Items]
Percentage of common shares acquired			10.00%
Business combination assets transferred			$ 8
Subsequent Event | Chatham Lakeshore Limited Partnership | Amjiwnaang First Nation And Chippewas of Kettle And Stony Point First Nation
Subsequent Event [Line Items]
Percentage of common shares acquired		20.00%
Business combination assets transferred		$ 16